Acquisitions and Dispositions (Aspire Defence Subcontracting Joint Ventures) (Details) - USD ($) $ in Millions	Apr. 18, 2018	Jan. 15, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill			$ 1,761	$ 1,265	$ 1,265
Aspire
Business Acquisition [Line Items]
Gain on consolidation of entities		$ 108
Goodwill		$ 42
Fair value of total consideration transferred	$ 50
Adjustment to noncontrolling interests	119
Net increase to PIC	$ 69